Shareholder Report, Average Annual Return (Details)		12 Months Ended	35 Months Ended	60 Months Ended	90 Months Ended	116 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
U.S. Global GO GOLD and Precious Metal Miners ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Global GO GOLD and Precious Metal Miners ETF NAV
Average Annual Return, Percent		13.66%		4.15%	8.11%
US Global JETS ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US Global JETS ETF NAV
Average Annual Return, Percent		33.13%		(4.10%)		0.66%
US Global Sea to Sky Cargo ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US Global Sea to Sky Cargo ETF NAV
Average Annual Return, Percent		2.13%	(0.06%)
U.S. Global Technology and Aerospace & Defense ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name		U.S. Global Technology and Aerospace & Defense ETF NAV
Average Annual Return, Percent	(1.34%)
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%		14.53%	14.50%
US Global Go Gold and Precious Metal Miners Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US Global Go Gold and Precious Metal Miners Index
Average Annual Return, Percent		14.93%		5.20%	9.45%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%		14.53%		13.18%
US Global JETS Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US Global JETS Index
Average Annual Return, Percent		33.47%		(3.57%)		1.19%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent		25.02%	10.96%
US Global Sea to Sky Cargo Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		US Global Sea to Sky Cargo Index
Average Annual Return, Percent		4.28%	2.14%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Average Annual Return, Percent	(1.48%)